Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Impairment details
Impairment of financial assets			kr (27)		kr (54)	kr (59)
Reversal of previous write-downs			30		47	110
Established losses					(47)	(47)
Reserves applied to cover established credit losses			(1)		46	46
Recovered credit losses		kr 0	1	kr 0	1	1
Net credit losses			kr 3		kr (7)	kr 51
Net credit losses for IFRS 9	kr (22)	25		kr 8
Loans and off balance
Provision ratio	0.05%			0.05%		0.06%
12-month expected credit losses
Impairment details
Net credit losses for IFRS 9	kr 1	13		kr 11
Loans and off balance
Provision ratio	0.01%			0.01%
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses for IFRS 9	kr (1)	11		kr 15
Loans and off balance
Provision ratio	0.03%			0.03%
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses for IFRS 9	kr (22)	kr 1		kr (18)
Loans and off balance
Provision ratio	8.30%			8.30%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 269,059			kr 269,059		kr 272,760
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	210,877			210,877		195,275
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	58,182			58,182		77,485
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	206,262			206,262
Gross carrying amount | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	182,060			182,060
Gross carrying amount | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	24,202			24,202
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	61,725			61,725
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	27,747			27,747
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	33,978			33,978
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	1,072			1,072
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	1,070			1,070
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	2			2
Accumulated impairment
Loans and off balance
Loans and off balance	(137)			(137)		(155)	kr (254)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(135)			(135)		kr (155)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	(2)			(2)
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(29)			(29)
Accumulated impairment | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	(29)			(29)
Accumulated impairment | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	0			0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(19)			(19)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	(19)			(19)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	0			0
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(89)			(89)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	(87)			(87)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	kr (2)			kr (2)